Investments carried under the equity method (Tables)	12 Months Ended
Dec. 31, 2017
Investments carried under the equity method [Abstract]
Investments in associates
The table below shows the breakdown and the movement of the investments held in associates for 2017 and 2016:

Investments in associates	2017	2016
Initial balance	55,009	56,181
Share of (loss)/profit	5,351	6,646
Dividend distribution	(2,454)	(3,954)
Equity distribution	(549)	(3,099)
Currency translation differences	(1,573)	(765)
Final balance	55,784	55,009

Stand-alone amounts for associated companies
The tables below show a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2017 and 2016 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	21,306	841	373	451	298	(708)	(730)	9,175
Myah Bahr Honaine, S.P.A.(*)	25.50	195,275	64,114	91,205	12,649	46,767	28,468	24,464	43,365
Pectonex, R.F. Proprietary Limited	50.00	3,904	-	-	2	-	(206)	(206)	3,244
Evacuación Villanueva del Rey, S.L	40.02	3,526	53	2,265	190	-	37	-	-
As of December 31, 2017		240,011	65,008	93,843	13,292	47,065	27,591	23,528	55,784

Company	% Shares	Non- current assets	Current assets	Non- current liabilities	Current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
Evacuación Valdecaballeros, S.L.	57.16	19,283	931	306	532	537	(545)	(565)	9,528
Myah Bahr Honaine, S.P.A.(*)	25.50	202,150	67,120	104,704	14,158	52,770	34,247	29,990	42,056
Pectonex, R.F. Proprietary Limited	50.00	3,730	-	-	1	-	(187)	(187)	3,425
Evacuación Villanueva del Rey, S.L	40.02	3,251	17	2,118	142	-	31	-	-
As of December 31, 2016		228,684	68,068	107,128	14,833	53,307	33,546	29,238	55,009